EQUITY - Schedule Of Options (Details) - Equity-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 43.43	$ 45.21
Management Share Option Plan | NYSE Common Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	43,794,000	47,367,000	50,703,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 27.58	$ 25.08	$ 22.69
Number of share options granted in share-based payment arrangement | shares	4,185,000	3,341,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 43.43	$ 45.21
Exercised (in shares) | shares	(7,388,000)	(6,382,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 20.15	$ 16.50
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(370,000)	(295,000)
Weighted average exercise price of share options exercised (in dollars per share) | $	$ 34.49	$ 27.80
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	50,378,000	46,716,000	54,791,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 30.70	$ 28.88	$ 25.82
Number of share options granted in share-based payment arrangement | shares	5,300,000	3,841,000
Exercised (in shares) | shares	(1,621,000)	(11,613,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 20.01	$ 19.66
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(17,000)	(303,000)
Weighted average share price, share options granted | $ / shares	$ 43.53	$ 45.21
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 44.35	$ 35.85